Reinsurance (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums earned and fee income from policyholders for the Successor Period for the years ended December 31, 2016 and 2015, and the period from April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Direct	$1,328,917	$1,463,472	$921,444
Assumed	4,749	5,939	5,258
Ceded	(971,047)	(1,106,638)	(702,833)

Premiums and fee income, net of reinsurance	$362,619	$362,773	$223,869

Schedule of Effects of Reinsurance on Interest Credited to Contractholder Funds, Contract Benefits and Expenses

The effects of reinsurance on return credited to policyholders’ account balances and policyholder benefits for the years ended December 31, 2016 and 2015, and the period from April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Direct	$1,643,710	$1,603,724	$1,104,420
Assumed	6,453	6,743	4,713
Ceded	(931,557)	(957,643)	(635,887)

Return credited to policyholders’ account balances and policyholders’ benefits, net of reinsurance	$718,606	$652,824	$473,246

Predecessor
Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums and contract charges are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014
Direct	$331,899
Assumed	1,581
Ceded:
Affiliate	(244,797)
Non-affiliate	(88,683)

Premiums and fee income, net of reinsurance	$—

Schedule of Effects of Reinsurance on Interest Credited to Contractholder Funds, Contract Benefits and Expenses

The effects of reinsurance on return credited to policyholders’ account balances, policyholder benefits and other expenses are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014
Direct	$450,041
Assumed	2,606
Ceded:
Affiliate	(336,122)
Non-affiliate	(116,525)

Return credited to policyholders, contract benefits and expenses, net of reinsurance	$—